Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended	12 Months Ended
	Feb. 19, 2016	Mar. 02, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Jan. 13, 2015
Business Acquisition [Line Items]
Cash dividends declared per share (USD per share)			$ 1.16	$ 1.08	$ 1.00
Amount paid to shareholders			$ 330,000,000	$ 344,000,000
Stock repurchase program, authorized amount						$ 500,000,000
Number of shares repurchased		7.5
Number of shares repurchased, value		$ 500,000,000	500,000,000	434,000,000	$ 808,000,000
Average repurchase price (USD per share)		$ 66.96
Spinal Modulation [Member]
Business Acquisition [Line Items]
Amount paid to shareholders			$ 173,000,000
Ownership interests			81.00%
Contingent consideration			$ 155,000,000
Spinal Modulation [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Decrease in shareholders' equity before noncontrolling interest			(297,000,000)
Spinal Modulation [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Decrease in noncontrolling interest			$ (33,000,000)
CardioMEMS, Inc [Member]
Business Acquisition [Line Items]
Amount paid to shareholders				$ 344,000,000
Ownership interests				81.00%
Pre-existing fee and compensation arrangements				$ 18,000,000
CardioMEMS, Inc [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Decrease in shareholders' equity before noncontrolling interest				(297,000,000)
CardioMEMS, Inc [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Decrease in noncontrolling interest				$ (47,000,000)
Subsequent Event [Member]
Business Acquisition [Line Items]
Cash dividends declared per share (USD per share)	$ 0.31